Summary of Significant Accounting Policies - Financing Agreements (Details)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Repurchase financing period, low end of range	1 month
Repurchase financing period, high end of range	6 months
Repurchase Agreements Financing Collateralized, Period, High End of Range	12 months